Schedule of intangible assets, net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Total	$ 12,896,994	$ 12,896,994
Less: accumulated amortization	(11,051,434)	(9,510,877)
Intangible assets, net	1,845,560	3,386,117
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Total	5,853,354	5,853,354
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 7,043,640	$ 7,043,640